Putnam Investments
One Post Office Square
Boston, MA 02109
December 3, 2015

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Investors Fund (Reg. Nos. (2-10783) (811-00159) (the “Fund”) Post-Effective Amendment
No. 102 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 102 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 25, 2015.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 1-2577.

Very truly yours,

Putnam Investors Fund

/s/ Jonathan S. Horwitz
By:
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison
cc:	James E. Thomas, Esq.
Ropes & Gray LLP